Cover Page	Jan. 28, 2020
Cover page.
Document Type	8-K
Document Period End Date	Jan. 28, 2020
Entity Registrant Name	PolyOne Corporation
Entity Incorporation, State or Country Code	OH
Entity File Number	1-16091
Entity Tax Identification Number	34-1730488
Entity Address, Address Line One	PolyOne Center
Entity Address, Address Line Two	33587 Walker Road
Entity Address, City or Town	Avon Lake
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44012
City Area Code	440
Local Phone Number	930-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $.01 per share
Trading Symbol	POL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001122976
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY